Summary of Financial Information of East Gate (Detail) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investments And Joint Ventures [Abstract]
Investments and other related assets	$ 7,911	$ 21,833
Other assets	332	3,212
Total assets	8,243	25,045
Total liabilities	318	478
Total net assets of the fund	7,925	24,567
Investment and related income (loss)	(1,513)	5,419	$ 8,351
Impairment loss	(105)		(480)
Other costs and expenses	(7,513)	(8,219)	(10,642)
Net loss	$ (9,131)	$ (2,800)	$ (2,771)